CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restricted Cash and Cash Equivalents Items [Line Items]
Cash and cash equivalents	$ 305,352,000	$ 309,029,000	$ 212,942,000
Short term restricted cash	20,272,000	8,110,000	315,000
Long term restricted cash	46,981,000	54,845,000	53,797,000
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	372,605,000	$ 371,984,000	$ 267,054,000	$ 151,489,000
Minimum cash requirement	$ 20,000,000
Minimum cash requirement percentage	5.00%
Recourse Debt [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Minimum cash requirement	$ 20,000,000
Minimum cash requirement percentage	5.00%
Non Recourse Debt [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Minimum cash requirement	$ 10,000,000